INCOME TAX	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
INCOME TAX [Text Block]
NOTE 14	INCOME TAX

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

China Shesays was incorporated in the United States and has incurred operating loss as for income tax purposes for the three months ended March 31, 2011 and 2010. As of March 31, 2011, China Shesays had federal and state net operating loss carry forwards of approximately $177,000 which can be used to offset future federal income tax. The federal and state net operating loss carry forwards expire at various dates through 2030. Deferred tax assets resulting from the net operating losses are reduced by a valuation allowance, when, in the opinion of management, utilization is not reasonably assured.

Perfect Support was incorporated in the BVI and under current laws of the BVI, income earned is not subject to income tax.

Chengdu Boan, Sichuan Shesays, Leshan Jiazhou Shesays, Yibin Shesays and Zigong Shesays were incorporated in the PRC and are subject to PRC income tax which is computed according to the relevant laws and regulations in the PRC. The applicable tax rate is 25%. Tax losses, if any, are allowed to carry forward to offset future net income for five years. As of March 31, 2011, Yibin Shesys and Zigong Shesays have total tax losses of $126,184 which will be expired on December 31, 2015.

The income tax expenses for the three months ended 2011 and 2010 are summarized as follows:

	(Unaudited)
	For the three months ended
	2011	2010
	(Restated)
Current - PRC	$310,656	$405,120
Deferred - PRC	(13,114)	-
	$297,542	$405,120

The tax effects of significant items comprising deferred tax assets as of March 31, 2011 and December 31, 2010 are as follows:

	March 31,	December 31,
	2011	2010
	(Restated)	(Restated)
	(Unaudited)
Deferred tax assets:
Property related, net	$(50,757)	$67,034
Deferred revenue	68,299	42,981
Pre-operating expenses	267,402	204,990
Accrued liabilities	88,401	57,724
Tax losses	31,643	17,118
Total deferred tax assets	$404,988	$389,847

The reconciliation of income taxes computed at the statutory income tax rate to total income taxes for the three months ended March 31, 2011 and 2010 is as follows:

	(Unaudited)
	For the three months ended
	2011	2010
	(Restated)
Income before taxes	$921,373	$1,538,784

Computed at PRC tax rate of 25%	$230,343	$384,696
Expenses not deductible for tax purposes	45,021	-
Others	22,178	20,424
Total	$297,542	$405,120

10.	INCOME TAX

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

China Shesays was incorporated in the United States and has incurred operating losses as for income tax purposes for the year ended December 31, 2010 and 2009. As of December 31, 2010, China Shesays had federal and state net operating loss carry forwards of approximately $177,000 which can be used to offset future federal income tax. The federal and state net operating loss carry forwards expire at various dates through 2030. Deferred tax assets resulting from the net operating losses are reduced by a valuation allowance, which, in the opinion of management, utilization is not reasonably assured.

Perfect Support was incorporated in the BVI and under current laws of the BVI, income earned is not subject to income tax.

Chengdu Boan, Sichuan Shesays, Leshan Jiazhou Shesays, Yibin Shesays and Zigong Shesays were incorporated in the PRC and are subject to PRC income tax which is computed according to the relevant laws and regulations in the PRC. The applicable tax rate is 25%. Tax losses, if any, are allowed to carry forward to offset future net income for five years. As of December 31, 2010, Yibin Shesys and Zigong Shesays have total tax losses of $66,760 which will be expired on December 31, 2015.

In 2009, Sichuan Shesays elected to have its net income for income tax purposes assessed at 10% of its service revenue and this election was approved by the local tax bureau. Income tax for 2009 was therefore calculated by 10% of the service revenue with the applicable tax rate of 25%. From 2010 onwards, Sichuan Shesays’s income tax will be assessed at the applicable tax rate of 25% on its assessable net income.

The income tax expenses for 2010 and 2009 are summarized as follows:

	2010	2009
	(Restated)
	(consolidated)	(combined)

Current - PRC	$809,462	$226,116
Deferred - PRC	(384,725)	-

Income taxes, net	$424,737	$226,116

The tax effects of significant items comprising deferred tax assets as of December 31, 2010 and 2009 are as follows:

	2010	2009
	(Restated)
	(consolidated)	(combined)

Deferred tax assets:
Property related, net	$67,034	$-
Deferred revenue	42,981	-
Pre-operating expenses	204,990	-
Accrued liabilities	57,724	-
Tax losses	17,118	-

Total deferred tax assets	$389,847	$-

The reconciliation of income taxes computed at the statutory income tax rate to total income taxes for the years ended December 31, 2010 and 2009 is as follows:

	2010	2009
	(Restated)
	(consolidated)	(combined)

Income before taxes	$949,697	$1,992,558

Computed at PRC tax rate of 25%	$237,424	$498,140
Tax reduction	-	(277,274)
Expenses not deductible for tax purposes	158,038	-
Others	29,275	5,250

Total	$424,737	$226,116